Share-based compensation reserve (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital, Reserves and Other Equity Interest [Abstract]
Disclosure of detailed information about reserves within equity

	2025	2024	2023
	€m	€m	€m
Balance as of January 1	26.2	31.4	13.8
Non-Executive Directors' restricted share unit awards charge	0.6	0.6	0.6
Directors' and Senior Management share awards charge	7.8	8.2	23.5
Shares issued upon vesting of awards	(12.6)	(9.9)	(0.3)
Reclassification of awards for settlement of tax liabilities	(5.1)	(4.1)	(6.2)
Balance as of December 31	16.9	26.2	31.4
In many jurisdictions, tax authorities levy taxes on share-based payment transactions with employees that give rise to a personal tax liability for the employee. In some cases, the Company is required to withhold the tax due and to settle it with the tax authority on behalf of the employees. To fulfill this obligation, the terms of the Management Share Awards permit the Company to withhold the number of shares that are equal to the monetary value of the employee’s tax obligation from the total number of shares that otherwise would have been issued to the employee upon vesting. The monetary value of the employee’s tax obligation is recorded as a deduction from the Share based compensation reserve for the shares withheld.